International Growth Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2019 (unaudited)

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.3%)
Alphabet, Inc. - Class A *	United States	10,000	11,769
MultiChoice Group, Ltd. *	South Africa	700	6
Rightmove PLC	United Kingdom	501,300	3,330
Safaricom, Ltd.	Kenya	11,279,900	3,089
Schibsted ASA - Class B	Norway	131,399	4,707

Total			22,901

Consumer Discretionary (8.7%)
Alibaba Group Holding, Ltd., ADR *	China	54,079	9,867
Autoliv, Inc.	United States	66,100	4,860
Denso Corp.	Japan	165,900	6,462
Informa PLC	United Kingdom	482,298	4,675
InterContinental Hotels Group PLC, ADR	United Kingdom	204,984	12,522
Mohawk Industries, Inc. *	United States	22,100	2,788
Naspers, Ltd. - Class N	South Africa	37,100	8,568
USS Co., Ltd.	Japan	599,600	11,112
Veoneer, Inc. *	United States	19,438	445

Total			61,299

Consumer Staples (7.5%)
Alimentation Couche-Tard, Inc. - Class B	Canada	68,500	4,035
BGF Retail Co., Ltd.	South Korea	15,924	3,065
Clicks Group, Ltd.	South Africa	336,552	4,297
Nestle SA	Switzerland	411,169	39,187
PriceSmart, Inc.	United States	30,900	1,819

Total			52,403

Energy (0.4%)
Pason Systems, Inc.	Canada	90,900	1,327
PrairieSky Royalty, Ltd.	Canada	102,400	1,379

Total			2,706

Financials (14.6%)
AIA Group, Ltd.	Hong Kong	2,465,488	24,545
Berkshire Hathaway, Inc. - Class B *	United States	41,800	8,397
Deutsche Borse Aktiengesellschaft	Germany	49,600	6,360
Housing Development Finance Corp., Ltd.	India	311,263	8,825
Itau Unibanco Holding SA	Brazil	107,550	820
Jyske Bank A/S	Denmark	70,700	2,731
KBC Group NV	Belgium	72,332	5,053
Marsh & McLennan Cos., Inc.	United States	78,423	7,364
Moody’s Corp.	United States	46,100	8,348
MSCI, Inc.	United States	45,600	9,067
Prudential PLC	United Kingdom	553,263	11,079
S&P Global, Inc.	United States	39,800	8,380
Svenska Handelsbanken AB	Sweden	123,400	1,302

Total			102,271

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Health Care (10.4%)
CSL, Ltd.	Australia	182,695	25,288
Grifols SA, ADR	Spain	180,911	3,638
Hoya Corp.	Japan	147,500	9,727
ResMed, Inc.	United States	76,800	7,985
Roche Holding AG	Switzerland	95,352	26,272

Total			72,910

Industrials (23.1%)
ANDRITZ AG	Austria	154,554	6,630
Assa Abloy AB - Class B	Sweden	775,300	16,736
Atlas Copco AB - Class A	Sweden	334,200	8,974
Auckland International Airport, Ltd.	New Zealand	654,255	3,627
BAE Systems PLC	United Kingdom	810,300	5,091
Canadian National Railway Co.	Canada	44,100	3,948
Canadian Pacific Railway, Ltd.	Canada	18,500	3,812
East Japan Railway Co.	Japan	92,700	8,933
Edenred	France	146,500	6,667
Elis SA	France	104,394	1,678
Epiroc AB *	Sweden	485,900	4,905
Experian PLC	Jersey	277,400	7,511
Fagerhult AB	Sweden	156,600	1,202
FANUC Corp.	Japan	43,300	7,376
Interpump Group SpA	Italy	140,000	4,567
Komatsu, Ltd.	Japan	241,700	5,606
Legrand SA	France	88,000	5,889
Loomis AB - Class B	Sweden	59,700	2,055
Melrose Industries PLC	United Kingdom	1,215,186	2,899
MISUMI Group, Inc.	Japan	328,800	8,164
MTU Aero Engines AG	Germany	36,700	8,308
Nabtesco Corp.	Japan	141,800	4,126
OSG Corp.	Japan	184,700	3,558
Prosegur Cia de Seguridad SA	Spain	712,400	3,860
Safran SA	France	93,900	12,877
Schindler Holding AG	Switzerland	42,978	8,906
SHO-BOND Holdings Co., Ltd.	Japan	65,400	4,361

Total			162,266

Information Technology (21.7%)
Amadeus IT Group SA	Spain	217,800	17,444
ASML Holding NV	Netherlands	118,200	22,169
Azbil Corp.	Japan	161,900	3,782
Black Knight, Inc. *	United States	84,800	4,621
Keyence Corp.	Japan	36,400	22,652
Mastercard, Inc. - Class A	United States	84,900	19,990
PayPal Holdings, Inc. *	United States	39,500	4,102
SAP SE	Germany	224,519	25,941
Spectris PLC	United Kingdom	138,200	4,518
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,124,000	8,953
Visa, Inc. - Class A	United States	117,125	18,294

Total			152,466

International Growth Portfolio

Common Stocks (98.5%)	Country	Shares/ Par +	Value $ (000’s)
Materials (7.5%)
CRH PLC, ADR	Ireland	379,900	11,777
Elementis PLC	United Kingdom	696,925	1,475
Franco-Nevada Corp.	Canada	45,800	3,434
James Hardie Industries PLC	Ireland	287,185	3,699
Linde PLC	Ireland	82,055	14,359
Martin Marietta Materials, Inc.	United States	38,500	7,745
The Sherwin-Williams Co.	United States	21,100	9,088
Tikkurila Oyj	Finland	86,400	1,417

Total			52,994

Real Estate (1.3%)
Merlin Properties Socimi SA	Spain	133,100	1,742
Shaftesbury PLC	United Kingdom	160,200	1,836
Vonovia SE	Germany	111,500	5,781

Total			9,359

Total Common Stocks (Cost: $579,040)			691,575

Preferred Stocks (0.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials (0.4%)
Itau Unibanco Holding SA	Brazil	318,000	2,796

Total			2,796

Total Preferred Stocks (Cost: $2,864)			2,796

Short-Term Investments (0.4%)
Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class
2.390%#	United States	2,817,041	2,817

Total			2,817

Total Short-Term Investments (Cost: $2,817)			2,817

Total Investments (99.3%) (Cost: $584,721)@			697,188

Other Assets, Less Liabilities (0.7%)			5,104

Net Assets (100.0%)			702,292

Investments Percentage by Country is based on Net Assets:
United States	19.6%
Japan	13.7%
Switzerland	10.7%
United Kingdom	6.8%
Germany	6.6%
Sweden	5.1%
Other	36.8%

Total	99.3%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 3/31/2019.
@

At March 31, 2019, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $584,721 and the net unrealized appreciation of investments based on that cost was $112,470 which is comprised of $133,215 aggregate gross unrealized appreciation and $20,745 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at March 31, 2019.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,796	$—	$—
Common Stocks	691,575	—	—
Short-Term Investments	2,817	—	—

Total Assets:	$697,188	$—	$—

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements
ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange

Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi - Offshore
CNY	China Yuan Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand